EARNINGS PER SHARE (Details Textual)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Temporary Equity, Accretion to Redemption Value, Adjustment	¥ 0	$ 0	¥ 142,701,878
JinkoSolar Holding Co Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Temporary Equity, Accretion to Redemption Value, Adjustment		$ 0		$ 142,701,878